SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

In March 2011, U.S. Debt Settlement, Inc. paid the Company $85,300 plus $11,212 of accrued interest relating to its outstanding promissory notes. As of April 4, 2011, all outstanding debts due from U.S. Debt Settlement, Inc. were paid in full.